SCHEDULE OF CLASS OF WARRANT (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Oct. 21, 2024
Class of Warrant or Right [Line Items]
Number of warrants issued	17,415,328	14,401,377
Weighted-average exercise price	$ 2.74	$ 2.95	$ 1.50
Number of warrants exercised	(4,541,726)	(2,103,253)
Number of warrants outstanding	12,873,602	12,298,124
Pre-IPO Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,900,904	2,900,904
Weighted-average exercise price	$ 5.31	$ 5.31
Number of warrants exercised
Number of warrants outstanding	2,900,904	2,900,904
IPO Tradeable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,326,835	2,326,835
Weighted-average exercise price	$ 3.06	$ 3.06
Number of warrants exercised	(725,580)	(725,580)
Number of warrants outstanding	1,601,255	1,601,255
IPO Non-tradable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	3,015,464	3,015,464
Weighted-average exercise price	$ 3.06	$ 3.06
Number of warrants exercised	(311,006)	(311,006)
Number of warrants outstanding	2,704,458	2,704,458
Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,600,000	1,600,000
Weighted-average exercise price	$ 1.64	$ 1.64
Number of warrants exercised	(1,066,667)	(1,066,667)
Number of warrants outstanding	533,333	533,333
Placement Agent Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	32,000	32,000
Weighted-average exercise price	$ 1.64	$ 1.64
Number of warrants exercised
Number of warrants outstanding	32,000	32,000
Inducement Direct Offering August 5, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,752,082	1,752,082
Weighted-average exercise price	$ 1.50	$ 1.50
Number of warrants exercised	(1,302,082)
Number of warrants outstanding	450,000	1,752,082
Placement Agent Direct Offering August 5, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	49,862	49,862
Weighted-average exercise price	$ 1.50	$ 1.50
Number of warrants exercised
Number of warrants outstanding	49,862	49,862
Direct Offering October 21, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,662,782	2,662,782
Weighted-average exercise price	$ 1.50	$ 1.50
Number of warrants exercised	(1,136,391)
Number of warrants outstanding	1,526,391	2,662,782
Placement Agent Direct Offering October 21, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	61,448	61,448
Weighted-average exercise price	$ 1.50	$ 1.50
Number of warrants exercised
Number of warrants outstanding	61,448	61,448
Warrant Inducement February 25, 2025 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,926,166
Weighted-average exercise price	$ 0.85
Number of warrants exercised
Number of warrants outstanding	2,926,166
Placement Agent Warrant Inducement February 25, 2025 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	87,785
Weighted-average exercise price	$ 0.85
Number of warrants exercised
Number of warrants outstanding	87,785